Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 18,359	$ 26,147	$ 21,841
Interest-bearing deposit with the Federal Reserve Bank/Overnight deposits	3,934	13,265	2,899
Cash and cash equivalents	22,293	39,412	24,740
Securities available-for-sale	193,858	212,369	210,318
Federal Home Loan Bank stock	9,293	9,506	7,615
Loans held-for-sale	8,556	11,983	3,434
Loans receivable, net of the allowance for loan losses	900,124	902,236	714,952
Accrued interest receivable	3,221	2,845	2,669
Premises and equipment, net	18,597	17,261	16,450
Investments in real estate	3,892	4,074	3,451
Other real estate owned	102	102	1,344
Goodwill		35,395	28,597
Goodwill and other intangible assets	38,660	38,811
Intangible assets		3,416	1,755
Investment in partially owned Charter Holding Corp., at equity	5,013	4,909	4,895
Bank owned life insurance	19,041	18,905	13,347
Other assets	8,564	8,064	8,252
Total assets	1,231,214	1,270,477	1,041,819
Deposits:
Noninterest-bearing	69,792	74,133	64,356
Interest-bearing	842,615	875,208	738,667
Total deposits	912,407	949,341	803,023
Federal Home Loan Bank advances	132,231	142,730	80,967
Notes payable			543
Securities sold under agreements to repurchase	19,305	14,619	15,514
Subordinated debentures	20,620	20,620	20,620
Accrued expenses and other liabilities	16,363	13,673	12,492
Total liabilities	1,100,926	1,140,983	933,159
STOCKHOLDERS' EQUITY
Preferred stock, value		0	0
Common stock, value	75	75	63
Warrants		0	85
Paid-in capital	84,028	83,977	66,658
Retained earnings	54,927	53,933	49,892
Unearned restricted stock awards	(438)	(377)
Accumulated other comprehensive loss	(1,695)	(1,444)	(887)
Treasury Stock, value	(6,609)	(6,670)	(7,151)
Total stockholders' equity	130,288	129,494	108,660
Total liabilities and stockholders' equity	$ 1,231,214	$ 1,270,477	$ 1,041,819